SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION
SEGMENT INFORMATION

5.     SEGMENT INFORMATION

Since the IPO, the chief operating decision-maker (CODM) of the Group are the Board of Directors and the Chief Executive Officer. The CODM reviews the Group’s internal reporting based on the management accounts in order to assess performance and allocate resources. Management has determined the operating segments based on these reports.

In evaluating the performance of the Group’s operating segments and allocating resources, the CODM reviews selected items of each segment’s statement of profit or loss and other comprehensive income including revenue and Adjusted EBITDA (an operating loss for the period before depreciation and amortization and other adjustments described in the table “Reconciliation of Adjusted EBITDA to Loss before income tax”). All other financial information is presented on a consolidated basis. Assets and liabilities are not allocated to the different operating segments for internal reporting purposes.

The Group identifies its operating segments based on how the CODM manages the business, allocates resources, makes operating decisions and evaluates operating performance. The Group has identified the following operating segments on this basis, as these segments are analyzed separately by management:

-	Core Business;
-	Mortgage Marketplace;
-	Valuation and Analytics;
-	C2C Rental; and
-	End-to-End Offerings.

The “Core Business” segment represents the mature main service line of real estate online classifieds and related advertising services provided on the Group’s platform (websites cian.ru, n1.ru, mlsn.ru and emls.ru and mobile applications). This segment relates to the online real estate classified platform, where clients like real estate agencies and agents, developers and individual property owners place their property listings and related advertising materials.

Each of the other operating segments represents the Group’s new offerings focused on developing different transactional business models:

●	Mortgage Marketplace represents a platform for mortgage price comparison, mortgage pre-approval and origination, where the Group earns commissions from its partner banks for distributing their mortgage products;
●	Valuation and Analytics – services where the Group earns fees derived from the customers for providing access to the Group’s proprietary real estate market research, data analytics and market intelligence services;
●	C2C Rental – a service to facilitate seamless rental transactions, where the Group earns revenue for providing an end-to-end solution in property rentals. The Group decided to cease development of this service in the fourth quarter of 2021 due to a combination of factors, such as insufficient market perspectives and lower than planned performance;
●	End-to-End Offerings – a new operating segment which emerged in 2021, which comprises the following services. The CODM does not review the service offerings individually and thus End-to-End represents an operating segment:
o	Howe Swap service – a service, where the Group acquires and resells properties. This service was launched in the fourth quarter of 2021 as part of the pilot project, and
o	Online Transaction Services – a service, that enables online execution of real estate transactions (including document checking, verification, signing and storage, notary services, registration and tax refunds) and facilitates simultaneous sales and purchases for our customers and users.

Revenue in all periods presented in the financial statements is derived from third parties and there is no inter-segment revenue. The Group operates only in Russia.

Revenue and costs are directly attributed to the Group’s segments when possible. However, due to the integrated structure of the Group’s business, certain costs incurred by one segment may benefit the other segments. These costs primarily include headcount-related expenses, marketing and advertising costs, product development, IT expenses (including hosting and technical support expenses and telecommunication services), office maintenance expenses and other general corporate expenses such as finance, accounting, legal, human resources, recruiting and facilities costs. These costs are allocated to each segment based on the estimated benefit each segment receives from such expenses, using specific allocation drivers representing this benefit. Substantially all assets and liabilities relate to the “Core Business” operating segment.

Management reporting is different from IFRS, the differences are IFRS adjustments listed below, which are not analyzed by the CODM in assessing the operating performance of the business:

-	Reclassification of lease related amortization and interest – for the purposes of CODM’s assessment of operating performance rental expenses are considered operating expenses included in Adjusted EBITDA, rather than depreciation and interest expense, thus, IFRS 16 ‘Leases’ is not applied in internal reporting;
-	Reclassification of operating expense related to software licenses to amortization – for the purposes of CODM’s assessment of operating performance expenses related to software licenses are considered operating expenses included in Adjusted EBITDA, rather than amortization of intangible assets;
-	Capitalized development costs – for the purposes of CODM’s assessment of operating performance expenses none of the expenses are capitalized;
-	Share-based payments – for the purposes of CODM’s assessment of operating performance the fair value adjustments related to remeasurement of share-based payments liability are not analyzed; and
-	Income from the depositary – for the purposes of CODM’s assessment of operating performance income from the depository is not analyzed, as this is not an operating income stream and it relates purely to the Group’s public status and its ADSs program;

as well as non-recurring items, such as IPO costs, that occur from time to time and are evaluated for adjustment as and when they occur.

Information on each of the reportable and other segments and reconciliation to Loss before income tax is as follows:

	For the year ended December 31, 2021
			Valuation
	Core	Mortgage	and		End-to-End
	Business	Marketplace	Analytics	C2C Rental	Offerings	Total
Revenue, including:	5,641	295	45	3	49	6,033
Listing revenue	3,699	—	—	—	—	3,699
Lead generation revenue	1,329	3	—	—	—	1,332
Display advertising revenue	596	5	—	—	—	601
Other revenue	17	287	45	3	49	401

Adjusted EBITDA	1,139	(482)	(72)	(148)	(224)	213
Reconciliation of Adjusted EBITDA to Loss before income tax
Adjusted EBITDA						213
Depreciation and amortization						(279)
Finance expenses, net						(42)
Foreign currency exchange gain, net						53
IPO-related costs						(304)
Income from the depositary						6
Reclassification of lease related amortization and interest						60
Reclassification of operating expense related to software licenses to amortization						45
Share-based payments						(2,549)
Loss before income tax						(2,797)

	For the year ended December 31, 2020
			Valuation
	Core	Mortgage	and
	Business	Marketplace	Analytics	C2C Rental	Total
Revenue, including:	3,822	110	39	1	3,972
Listing revenue	2,383	—	—	—	2,383
Lead generation revenue	991	3	—	—	994
Display advertising revenue	439	17	—	—	456
Other revenue	9	90	39	1	139
Adjusted EBITDA	532	(254)	(119)	(126)	33
Reconciliation of Adjusted EBITDA to Loss before income tax
Adjusted EBITDA					33
Depreciation and amortization					(200)
Finance expenses, net					(61)
Foreign currency exchange loss, net					(1)
Capitalized development costs					43
Reclassification of lease related amortization and interest					74
Reclassification of operating expense related to software licenses to amortization					31
Share-based payments					(558)
Loss before income tax					(639)

	For the year ended December 31, 2019
			Valuation
	Core	Mortgage	and
	Business	Marketplace	Analytics	C2C Rental	Total
Revenue, including:	3,555	34	18	—	3,607
Listing revenue	2,481	—	—	—	2,481
Lead generation revenue	622	1	—	—	623
Display advertising revenue	440	12	—	—	452
Other revenue	12	21	18	—	51
Adjusted EBITDA	(193)	(153)	(81)	(65)	(492)
Reconciliation of Adjusted EBITDA to Loss before income tax
Adjusted EBITDA					(492)

Depreciation and amortization	(169)
Finance expenses, net	(31)
Foreign currency exchange loss, net	(3)
Capitalized development costs	22
Reclassification of lease related amortization and interest	71
Reclassification of operating expense related to software licenses to amortization	23
Share-based payments	(67)
Goodwill impairment	(256)
Loss before income tax	(902)